Note 11 - Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Cost of revenue	$—	$34	$—	$95
Research and development	499	1,530	1,708	3,808
Sales and marketing	3	674	185	2,042
General and administrative	1,238	1,872	2,861	4,678
Total stock-based compensation	$1,740	$4,110	$4,754	$10,623

	Twelve months ended December 31,
	2023	2022
Research and development	$6,821	$7,201
Sales and marketing	2,993	4,696
General and administrative	8,121	11,931
Cost of revenue	136	131
Total stock-based compensation	$18,071	$23,959